Stock-based compensation - Summary of The fair value of TMC's shares granted during the period (Detail) - ESOP Trust [Member]	12 Months Ended
	Mar. 31, 2026 JPY (¥) shares	Mar. 31, 2025 JPY (¥) shares	Mar. 31, 2024 JPY (¥) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of points granted during the period | shares	220,100	0	0
Fair value per share on the grant date (Yen) (Note 1) | ¥	¥ 2,940	¥ 0	¥ 0
Vesting conditions		—	—